UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 6172

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus

October 31, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.4%	Rate (%)		Date	Amount ($)	Value ($)
Arizona--1.6%
JPMorgan Chase Putters and Drivers
Trust (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue) (Liquidity Facility;
JPMorgan Chase Bank)		0.28	11/7/10	8,500,000 a,b	8,500,000
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)		0.35	11/7/10	1,010,000 a	1,010,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)		0.30	11/7/10	7,600,000 a	7,600,000

California--1.3%
California Statewide Communities
Development Authority, MFHR
(Liquidity Facility; FHLMC and
LOC; FHLMC)		0.37	11/7/10	13,995,000 a,b	13,995,000

Colorado--.8%
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)		0.48	11/7/10	2,915,000 a	2,915,000
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)		0.48	11/7/10	2,435,000 a	2,435,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)		0.29	11/7/10	2,950,000 a	2,950,000

Connecticut--1.9%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Wells
Fargo Bank)		0.28	11/7/10	7,300,000 a,b	7,300,000
Hamden,
GO Notes, BAN		2.00	8/24/11	13,000,000	13,138,393

District of Columbia--3.2%
District of Columbia,
Revenue (Carnegie Endowment
for International Peace Issue)

(LOC; Wells Fargo Bank)	0.28	11/7/10	13,000,000 a	13,000,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.33	12/3/10	10,000,000	10,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.43	11/7/10	10,715,000 a	10,715,000

Florida--6.9%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.32	11/7/10	13,230,000 a	13,230,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	20,000,000	20,066,600
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC; Bank
of America)	0.32	12/14/10	20,000,000	20,000,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.38	12/14/10	13,052,000	13,052,000
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety
International Inc. Project)
(Insured; Berkshire Hathaway
Assurance Corporation)	0.28	11/7/10	6,700,000 a	6,700,000

Georgia--3.8%
Cobb County,
GO Notes, TAN	1.50	12/30/10	20,000,000	20,038,966
Fulton County School District,
Construction Notes	1.50	12/30/10	15,000,000	15,029,500
Gwinnett County Development
Authority, IDR (Suzanna's
Kitchen, Inc. Project) (LOC;
Wachovia Bank)	0.44	11/7/10	5,000,000 a	5,000,000

Illinois--1.6%
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity
Facility; Northern Trust
Company)	0.28	11/7/10	5,000,000 a	5,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.29	11/7/10	3,700,000 a	3,700,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-ESK Company Project)
(LOC; Bank of America)	0.32	11/7/10	8,405,000 a	8,405,000

Indiana--4.5%
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	0.36	11/7/10	3,005,000 a	3,005,000
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	0.30	11/7/10	2,175,000 a	2,175,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	0.36	11/7/10	3,250,000 a	3,250,000
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.33	11/7/10	6,000,000 a	6,000,000
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.32	11/1/10	32,750,000 a	32,750,000

Iowa--.5%
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/10	5,000,000	5,002,038

Kansas--.8%
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; Bank of
America)	0.04	11/7/10	8,410,000 a	8,410,000

Kentucky--1.3%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.36	11/7/10	8,630,000 a	8,630,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.25	1/1/11	5,000,000	5,004,555

Louisiana--1.5%
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.27	11/7/10	15,575,000 a	15,575,000

Maryland--2.7%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Bank)	0.42	11/7/10	6,475,000 a	6,475,000

Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	0.31	11/7/10	5,975,000 a	5,975,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Bank)	0.30	11/7/10	2,700,000 a	2,700,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Charles
County Nursing Center)
(Liquidity Facility; M&T Bank)	0.33	11/7/10	3,705,000 a	3,705,000
Montgomery County
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.27	11/8/10	10,000,000	10,000,000

Massachusetts--2.6%
Macon Trust Various Certificates
(Massachusetts Health and
Educational Facilities
Authority - Harvard Vanguard
Medical Associates Issue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.35	11/7/10	10,250,000 a,b	10,250,000
Massachusetts,
GO Notes, RAN	2.00	5/26/11	13,000,000	13,124,385
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.38	11/7/10	4,000,000 a,b	4,000,000

Michigan--3.3%
Michigan,
GO Notes	2.00	9/30/11	8,000,000 c	8,113,280
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	12/6/10	4,000,000	4,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.28	11/7/10	5,500,000 a	5,500,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	0.43	11/7/10	2,200,000 a	2,200,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	0.29	11/7/10	4,355,000 a	4,355,000
Waterford Charter Township
Economic Development
Corporation, LOR, Refunding
(Canterbury Health Care, Inc.
Project) (LOC; FHLB)	0.30	11/7/10	10,460,000 a	10,460,000

Minnesota--1.7%

Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	0.30	11/7/10	7,000,000 a	7,000,000
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	0.29	11/7/10	3,245,000 a	3,245,000
University of Minnesota,
CP	0.32	11/9/10	7,837,000	7,837,000

Missouri--.6%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (The
Children's Mercy Hospital)
(LOC; UBS AG)	0.26	11/7/10	6,850,000 a	6,850,000

Nebraska--1.4%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.27	11/7/10	14,820,000 a	14,820,000

Nevada--2.7%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.30	11/7/10	16,100,000 a	16,100,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.30	11/7/10	6,600,000 a	6,600,000
Director of Nevada Department of
Business and Industry, Revenue
(Nevada Cancer Institute
Project) (LOC; Bank of America)	0.33	11/7/10	5,450,000 a	5,450,000

New Hampshire--2.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	0.42	11/7/10	5,000,000 a	5,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.28	11/1/10	23,400,000 a	23,400,000

New Jersey--2.2%
East Brunswick Township,
GO Notes, BAN	2.50	4/27/11	10,500,000	10,597,711
New Brunswick Parking Authority,
City-Guaranteed Subordinated
Project Notes (Transit Village
Parking Project)	2.00	3/1/11	3,000,000	3,008,387
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;

Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.34	11/7/10	10,000,000 a	10,000,000

New York--3.8%
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	10,000,000	10,026,422
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.32	3/1/11	12,000,000	12,000,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Bank of
America)	0.30	11/7/10	17,700,000 a	17,700,000

North Carolina--3.4%
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	0.32	11/7/10	30,000,000 a	30,000,000
Union County,
GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.29	11/7/10	6,200,000 a	6,200,000

Ohio--6.0%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.30	11/7/10	5,055,000 a	5,055,000
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City
Bank)	0.37	11/7/10	1,930,000 a	1,930,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	0.45	11/9/10	10,000,000	10,000,000
Ohio Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	0.45	11/7/10	4,320,000 a	4,320,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.32	11/7/10	15,000,000 a	15,000,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Barclays Bank
PLC)	0.33	11/7/10	9,700,000 a	9,700,000
Puttable Floating Option Tax
Exempt Receipts (Hamilton
County, Hospital Facilities
Revenue (University Hospital))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.35	11/7/10	7,870,000 a,b	7,870,000

Union Township,
GO Notes, BAN (Various Purpose)	1.25	9/13/11	9,000,000	9,038,597

Oklahoma--.6%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.65	12/1/10	6,400,000	6,400,000

Pennsylvania--5.2%
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	0.46	11/7/10	2,920,000 a	2,920,000
Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Bank)	0.28	11/7/10	10,405,000 a	10,405,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	11/7/10	2,400,000 a	2,400,000
Haverford Township School
District, GO Notes (LOC; TD
Bank)	0.28	11/7/10	3,500,000 a	3,500,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	0.33	11/7/10	7,400,000 a	7,400,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.43	11/7/10	16,000,000 a	16,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Pennsylvania
School for the Deaf) (LOC;
Citizens Bank of Pennsylvania)	0.46	11/7/10	2,400,000 a	2,400,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.30	12/7/10	10,000,000	10,000,000

South Carolina--4.3%
Charleston County School District,
GO Notes, TAN	2.00	4/1/11	20,000,000	20,139,996
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in Tax
Anticipation Notes (General
Obligations) of Certain South
Carolina School Districts)	2.00	4/15/11	25,000,000	25,182,909

Tennessee--4.3%
Clarksville Public Building
Authority, Financing Revenue

(Metropolitan Government of
Nashville and Davidson County
Loan) (LOC; Bank of America)	0.30	11/1/10	6,710,000 a	6,710,000
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.30	11/7/10	3,500,000 a	3,500,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)
(Liquidity Facility;
Bayerische Landesbank)	0.22	11/7/10	25,355,000 a	25,355,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (Belmont University
Project) (LOC; FHLB)	0.28	11/7/10	6,700,000 a	6,700,000
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility
Districts Interim Loan Program)	1.25	3/1/11	3,000,000	3,005,423

Texas--13.8%
Calhoun Port Authority,
Environmental Facilities
Revenue (Formosa Plastics
Corporation, Texas Project)
(LOC; Bank of America)	0.33	11/7/10	10,000,000 a	10,000,000
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.31	11/7/10	5,000,000 a,b	5,000,000
Cypress-Fairbanks Independent
School District, TAN	1.50	2/15/11	10,000,000	10,031,567
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wachovia
Bank)	0.37	11/7/10	3,660,000 a	3,660,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.35	12/7/10	13,000,000	13,000,000
Harris County,
GO Notes, TAN	2.00	2/28/11	10,000,000	10,054,288
JPMorgan Chase Putters/Drivers
Trust (Texas, TRAN) (Liquidity
Facility; JPMorgan Chase Bank)	0.28	11/1/10	25,000,000 a,b	25,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity

Facility; State Street Bank
and Trust Co.)	0.31	11/7/10	16,000,000 a	16,000,000
Texas Department of Housing and
Community Affairs, SFMR	0.28	11/7/10	52,600,000 a	52,600,000

Utah--1.0%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.24	11/7/10	7,300,000 a	7,300,000
Utah Housing Corporation,
SFMR (LOC; Royal Bank of
Canada)	0.60	12/29/10	3,495,000	3,495,000

Vermont--1.0%
Vermont Economic Development
Authority, CP (Economic
Development Capital Program)
(LOC; Credit Agricole)	0.45	11/23/10	10,800,000	10,800,000

Virginia--1.3%
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Bank)	0.38	11/7/10	13,520,000 a	13,520,000

Washington--1.3%
Pierce County Economic Development
Corporation, Multi-Mode
Industrial Revenue (SeaTac
Packaging Project) (LOC; HSBC
Bank USA)	0.42	11/7/10	4,960,000 a	4,960,000
Tacoma Housing Authority,
Revenue (Crown Assisted Living
Project) (LOC; Key Bank)	0.45	11/7/10	600,000 a	600,000
Washington Economic Development
Finance Authority, SWDR
(CleanScapes, Inc. Project)
(LOC; Bank of the West)	0.34	11/7/10	7,895,000 a	7,895,000

Wisconsin--3.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	0.40	11/7/10	6,250,000 a	6,250,000
Wisconsin Housing and Economic
Development Authority, Home
Ownership Revenue (Liquidity
Facility; Fortis Bank)	0.31	11/7/10	19,660,000 a	19,660,000
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/15/10	7,000,000	7,001,996

Wyoming--.5%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)

(LOC; Royal Bank of Canada)	0.32	11/7/10	5,000,000 a	5,000,000

U.S. Related--1.2%
Puerto Rico Commonwealth
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.27	11/7/10	8,000,000 a	8,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.27	11/7/10	5,000,000 a	5,000,000

Total Investments (cost $1,060,034,013)			100.4%	1,060,034,013
Liabilities, Less Cash and Receivables			(.4%)	(4,202,757)
Net Assets			100.0%	1,055,831,256

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities amounted to $81,915,000 or 7.8% of net assets.
c	Purchased on a delayed delivery basis.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,060,034,013
Level 3 - Significant Unobservable Inputs	-
Total	1,060,034,013

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)